Information Provided In Connection With Outstanding Debt Of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2011
Condensed Consolidating Balance Sheet

	Argo Group International Holdings, Ltd (Parent Guarantor)	Argo Group US, Inc. and Subsidiaries (Subsidiary Issuer)	Other Subsidiaries and Eliminations (1)	Consolidating Adjustments (2)	Total
Assets
Investments	$(0.8)	$2,778.5	$1,369.8	$0.0	$4,147.5
Cash	0.0	85.1	15.8	0.0	100.9
Premiums receivable	0.0	151.2	157.8	0.0	309.0
Reinsurance recoverables	0.0	1,140.5	3.6	0.0	1,144.1
Goodwill and other intangible assets	0.0	137.2	109.6	0.0	246.8
Current income taxes receivable, net	0.0	0.0	11.2	0.0	11.2
Deferred acquisition costs, net	0.0	55.8	45.7	0.0	101.5
Ceded unearned premiums	0.0	77.2	102.2	0.0	179.4
Other assets	6.8	88.5	42.6	0.0	137.9
Due from affiliates	0.0	0.0	0.3	(0.3)	0.0
Intercompany note receivable	0.0	90.8	(90.8)	0.0	0.0
Investment in subsidiaries	1,530.6	0.0	0.0	(1,530.6)	0.0

Total assets	$1,536.6	$4,604.8	$1,767.8	$(1,530.9)	$6,378.3

Liabilities and Shareholders’ Equity
Reserves for losses and loss adjustment expenses	$0.0	$2,291.2	$999.9	$0.0	$3,291.1
Unearned premiums	0.0	397.8	260.4	0.0	658.2
Funds held and ceded reinsurance payable, net	0.0	562.8	(102.5)	0.0	460.3
Long-term debt	64.4	247.9	64.7	0.0	377.0
Current income taxes payable, net	0.0	1.8	(1.8)	0.0	0.0
Deferred tax liabilities, net	0.0	13.4	5.1	0.0	18.5
Accrued underwriting expenses and other liabilities	8.9	81.7	19.6	0.0	110.2
Due to affiliates	0.3	0.6	(0.6)	(0.3)	0.0

Total liabilities	73.6	3,597.2	1,244.8	(0.3)	4,915.3

Total shareholders’ equity	1,463.0	1,007.6	523.0	(1,530.6)	1,463.0

Total liabilities and shareholders’ equity	$1,536.6	$4,604.8	$1,767.8	$(1,530.9)	$6,378.3

(1)	Includes all other subsidiaries of Argo Group International Holdings, Ltd and all intercompany eliminations
(2)	Includes all Argo Group parent company eliminations

	Argo Group International Holdings, Ltd (Parent Guarantor)	Argo Group US, Inc. and Subsidiaries (Subsidiary Issuer)	Other Subsidiaries and Eliminations (1)	Consolidating Adjustments (2)	Total
Assets
Investments	$0.2	$2,818.2	$1,397.0	$0.0	$4,215.4
Cash	0.0	61.6	21.9	0.0	83.5
Premiums receivable	0.0	165.2	136.6	0.0	301.8
Reinsurance recoverables	0.0	1,173.2	31.4	0.0	1,204.6
Goodwill and other intangible assets	0.0	138.1	111.0	0.0	249.1
Current income taxes receivable, net	0.0	1.4	3.1	0.0	4.5
Deferred acquisition costs, net	0.0	58.4	56.0	0.0	114.4
Ceded unearned premiums	0.0	69.3	94.7	0.0	164.0
Other assets	5.9	79.0	41.7	0.0	126.6
Due from affiliates	0.0	0.0	3.0	(3.0)	0.0
Intercompany note receivable	0.0	64.7	(5.8)	(58.9)	0.0
Investment in subsidiaries	1,740.4	0.0	0.0	(1,740.4)	0.0

Total assets	$1,746.5	$4,629.1	$1,890.6	$(1,802.3)	$6,463.9

Liabilities and Shareholders’ Equity
Reserves for losses and loss adjustment expenses	$0.0	$2,393.7	758.5	$0.0	$3,152.2
Unearned premiums	0.0	407.4	246.7	0.0	654.1
Funds held and ceded reinsurance payable, net	0.0	535.5	22.2	0.0	557.7
Long-term debt	64.4	247.9	64.2	0.0	376.5
Deferred tax liabilities, net	0.0	(1.5)	3.9	0.0	2.4
Accrued underwriting expenses and other liabilities	10.6	70.0	30.8	0.0	111.4
Due to affiliates	3.0	1.8	(1.8)	(3.0)	0.0
Intercompany note payable (receivable)	58.9	0.0	0.0	(58.9)	0.0

Total liabilities	136.9	3,654.8	1,124.5	(61.9)	4,854.3

Total shareholders’ equity	1,609.6	974.3	766.1	(1,740.4)	1,609.6

Total liabilities and shareholders’ equity	$1,746.5	$4,629.1	$1,890.6	$(1,802.3)	$6,463.9

(1)	Includes all other subsidiaries of Argo Group International Holdings, Ltd and all intercompany eliminations
(2)	Includes all Argo Group parent company eliminations

Condensed Consolidating Statement Of (Loss) Income

	Argo Group International Holdings, Ltd (Parent Guarantor)	Argo Group US, Inc. and Subsidiaries (Subsidiary Issuer)	Other Subsidiaries and Eliminations (1)	Consolidating Adjustments (2)	Total
Premiums and other revenue:
Earned premiums	$0.0	$440.7	$641.3	$0.0	$1,082.0
Net investment income (3)	100.1	88.9	36.8	(100.0)	125.8
Fee income, net	0.0	0.1	1.3	0.0	1.4
Net realized investment and other gains	0.0	36.9	12.3	0.0	49.2

Total revenue	100.1	566.6	691.7	(100.0)	1,258.4

Expenses:
Losses and loss adjustment expenses	0.0	290.0	573.1	0.0	863.1
Other reinsurance-related expense	0.0	0.0	5.9	0.0	5.9
Underwriting, acquisition and insurance expenses	22.6	161.5	241.6	0.0	425.7
Interest expense	5.4	15.5	1.2	0.0	22.1
Foreign currency exchange loss	0.0	0.0	3.5	0.0	3.5

Total expenses	28.0	467.0	825.3	0.0	1,320.3

Income (loss) before income taxes	72.1	99.6	(133.6)	(100.0)	(61.9)
Provision (benefit) for income taxes	0.0	28.0	(8.0)	0.0	20.0

Net income (loss) before equity in losses of subsidiaries	72.1	71.6	(125.6)	(100.0)	$(81.9)
Equity in undistributed losses of subsidiaries)	(154.0)	0.0	0.0	154.0	0.0

Net (loss) income	$(81.9)	$71.6	$(125.6)	$54.0	$(81.9)

(1)	Includes all other subsidiaries of Argo Group International Holdings, Ltd and all intercompany eliminations
(2)	Includes all Argo Group parent company eliminations
(3)	Included in net investment income for Argo Group parent is intercompany dividend activity of $100.0 million

	Argo Group International Holdings, Ltd (Parent Guarantor)	Argo Group US, Inc. and Subsidiaries (Subsidiary Issuer)	Other Subsidiaries and Eliminations (1)	Consolidating Adjustments (2)	Total
Premiums and other revenue:
Earned premiums	$0.0	$490.5	$721.1	$0.0	$1,211.6
Net investment income (3)	17.7	89.8	43.6	(17.5)	133.6
Fee income, net	0.0	0.3	2.2	0.0	2.5
Net realized investment and other gains	0.0	25.0	11.8	0.0	36.8

Total revenue	17.7	605.6	778.7	(17.5)	1,384.5

Expenses:
Losses and loss adjustment expenses	0.0	290.9	486.6	0.0	777.5
Other reinsurance-related expense	0.0	0.0	0.0	0.0	0.0
Underwriting, acquisition and insurance expenses	27.4	172.3	266.3	0.0	466.0
Interest expense	4.8	16.4	1.7	0.0	22.9
Foreign currency exchange loss	0.0	0.7	(4.5)	0.0	(3.8)

Total expenses	32.2	480.3	750.1	0.0	1,262.6

Income (loss) before income taxes	(14.5)	125.3	28.6	(17.5)	121.9
Provision (benefit) for income taxes	0.0	37.5	(2.3)	0.0	35.2

Net income (loss) before equity in losses of subsidiaries	(14.5)	87.8	30.9	(17.5)	86.7
Equity in undistributed losses of subsidiaries)	101.2	0.0	0.0	(101.2)	0.0

Net (loss) income	$86.7	$87.8	$30.9	$(118.7)	$86.7

(1)	Includes all other subsidiaries of Argo Group International Holdings, Ltd and all intercompany eliminations
(2)	Includes all Argo Group parent company eliminations
(3)	Included in net investment income for Argo Group parent is intercompany dividend activity of $0.0 million

	Argo Group International Holdings, Ltd (Parent Guarantor)	Argo Group US, Inc. and Subsidiaries (Subsidiary Issuer)	Other Subsidiaries and Eliminations (1)	Consolidating Adjustments (2)	Total
Premiums and other revenue:
Earned premiums	$0.0	$535.9	$879.0	$0.0	$1,414.9
Net investment income	(1.7)	112.3	34.9	0.0	145.5
Fee income, net	0.0	0.4	0.7	0.0	1.1
Net realized investment and other gains	0.0	5.0	(21.7)	0.0	(16.7)

Total revenue	(1.7)	653.6	892.9	0.0	1,544.8

Expenses:
Losses and loss adjustment expenses	0.0	348.5	504.6	0.0	853.1
Other reinsurance-related expense	0.0	0.0	0.0	0.0	0.0
Underwriting, acquisition and insurance expenses	15.2	200.6	305.4	0.0	521.2
Interest expense	3.9	17.0	4.8	0.0	25.7
Foreign currency exchange loss	0.0	0.0	(0.2)	0.0	(0.2)
Impairment of intangible asset	0.0	0.0	5.9	0.0	5.9

Total expenses	19.1	566.1	820.5	0.0	1,405.7

Income (loss) before income taxes	(20.8)	87.5	72.4	0.0	139.1
Provision (benefit) for income taxes	0.0	18.0	5.9	0.0	23.9

Net income (loss) before equity in losses of subsidiaries	(20.8)	69.5	66.5	0.0	115.2
Equity in undistributed losses of subsidiaries)	136.0	0.0	0.0	(136.0)	0.0

Net (loss) income	$115.2	$69.5	$66.5	$(136.0)	$115.2

(1)	Includes all other subsidiaries of Argo Group International Holdings, Ltd and all intercompany eliminations
(2)	Includes all Argo Group parent company eliminations

Condensed Consolidating Statement Of Cash Flows

	Argo Group International Holdings, Ltd (Parent Guarantor)	Argo Group US, Inc. and Subsidiaries (Subsidiary Issuer)	Other Subsidiaries and Eliminations (1)	Consolidating Adjustments (2)	Total
Net cash flows from operating activities	$71.6	$27.6	$(156.3)	$39.4	$(17.7)

Cash flows from investing activities:
Proceeds from sales of investments	0.0	869.3	501.5	0.0	1,370.8
Proceeds from maturities and mandatory calls of investments	0.0	275.0	175.9	0.0	450.9
Purchases of investments	0.0	(1,123.5)	(671.4)	0.0	(1,794.9)
Change in short-term investments and foreign regulatory deposits	0.0	61.9	6.4	0.0	68.3
Settlements of foreign currency exchange forward contracts	1.3	0.0	6.4	0.0	7.7
Issuance of intercompany note	0.0	(23.5)	23.5	0.0	0.0
Other, net	(0.3)	(13.7)	11.5	0.0	(2.5)

Cash provided (used) by investing activities	1.0	45.5	53.8	0.0	100.3

Cash flows from financing activities
Borrowings under intercompany note	(60.6)	0.0	0.0	60.6	0.0
Activity under stock incentive plans	1.1	0.0	0.0	0.0	1.1
Repurchase of Company’s common shares	0.0	(49.5)	0.0	0.0	(49.5)
Excess tax expense from share-based payment arrangements	0.0	(0.1)	0.0	0.0	(0.1)
Payment of cash dividend to common shareholders	(13.1)	0.0	100.0	100.0	(13.1)

Cash used by financing activities	(72.6)	(49.6)	100.0	(39.4)	(61.6)

Effect of exchange rate changes on cash	0.0	0.0	(3.6)	0.0	(3.6)

Change in cash	0.0	23.5	(6.1)	0.0	17.4
Cash, beginning of period	0.0	61.6	21.9	0.0	83.5

Cash, end of period	$0.0	$85.1	$15.8	$0.0	$100.9

(1)	Includes all other subsidiaries of Argo Group International Holdings, Ltd and all intercompany eliminations
(2)	Includes all Argo Group parent company eliminations

	Argo Group International Holdings, Ltd (Parent Guarantor)	Argo Group US, Inc. and Subsidiaries (Subsidiary Issuer)	Other Subsidiaries and Eliminations (1)	Consolidating Adjustments (2)	Total
Net cash flows from operating activities	$(11.2)	$(9.7)	$(36.5)	$(54.3)	$(3.1)

Cash flows from investing activities:
Proceeds from sales of investments	0.0	1,150.6	742.8	0.0	1,893.4
Proceeds from maturities and mandatory calls of investments	0.0	332.3	207.0	0.0	539.3
Purchases of investments	0.0	(1,314.5)	(956.3)	0.0	(2,270.8)
Change in short-term investments and foreign regulatory deposits	1.8	(2.6)	42.9	0.0	42.1
Other, net	(0.1)	(14.8)	(5.2)	0.0	(20.1)

Cash provided (used) by investing activities	1.7	151.0	31.2	0.0	183.9

Cash flows from financing activities:
Borrowings under intercompany note	36.8	0.0	0.0	(36.8)	0.0
Activity under stock incentive plans	4.4	0.0	(0.1)	0.0	4.3
Repurchase of Company’s common shares	(17.5)	(87.7)	0.0	0.0	(105.2)
Excess tax expense from share-based payment arrangements	0.0	(0.3)	0.0	0.0	(0.3)
Payment of cash dividend to common shareholders	(14.2)	(1.3)	18.8	(17.5)	(14.2)

Cash used by financing activities	9.5	(89.3)	18.7	(54.3)	(115.4)

Change in cash	(0.0)	52.0	13.4	0.0	65.4
Cash, beginning of period	0.0	9.6	8.5	0.0	18.1

Cash, end of period	$(0.0)	$61.6	$21.9	$0.0	$83.5

(1)	Includes all other subsidiaries of Argo Group International Holdings, Ltd and all intercompany eliminations
(2)	Includes all Argo Group parent company eliminations

	Argo Group International Holdings, Ltd (Parent Guarantor)	Argo Group US, Inc. and Subsidiaries (Subsidiary Issuer)	Other Subsidiaries and Eliminations (1)	Consolidating Adjustments (2)	Total
Net cash flows from operating activities	$(2.5)	$117.1	$187.2	$0.0	$301.8

Cash flows from investing activities:
Proceeds from sales of investments	0.0	890.9	448.9	0.0	1,339.8
Proceeds from maturities and mandatory calls of investments	0.0	323.8	115.2	0.0	439.0
Purchases of investments	0.0	(1,219.1)	(838.1)	0.0	(2,057.2)
Change in short-term investments and foreign regulatory deposits	(0.2)	15.0	36.8	0.0	51.6
Other, net	(0.8)	(18.8)	5.6	0.0	(14.0)

Cash provided (used) by investing activities	(1.0)	(8.2)	(231.6)	0.0	(240.8)

Cash flows from financing activities:
Activity under revolving credit facility, net	0.0	(50.9)	0.0	0.0	(50.9)
Activity under stock incentive plans	3.1	0.0	0.0	0.0	3.1
Excess tax expense from share-based payment arrangements	0.0	(0.3)	0.0	0.0	(0.3)
Payment of cash dividend to common shareholders	0.0	(52.6)	52.6	0.0	0.0

Cash used by financing activities	3.1	(103.8)	52.6	0.0	(48.1)

Effect of exchange rate changes on cash	0.0	0.0	0.0	0.0	0.0

Change in cash	(0.4)	5.1	8.2	0.0	12.9
Cash, beginning of period	0.4	4.5	0.3	0.0	5.2

Cash, end of period	$0.0	$9.6	$8.5	$0.0	$18.1

(1)	Includes all other subsidiaries of Argo Group International Holdings, Ltd and all intercompany eliminations
(2)	Includes all Argo Group parent company eliminations